Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Unit
Basic and Diluted Earnings per Unit
	Year ended December 31,
	2015	2014	2013
Partnership's Net income	$60,050	$50,561	$45,620
Less:
Net Income attributable to preferred unitholders	3,019	—	—
Net Income attributable to subordinated unitholders	24,028	22,170	22,787
General Partner's interest in Net Income	125	68	46
Net income attributable to common unitholders	$32,878	$28,323	$22,787
Weighted average number of common units outstanding, basic and diluted	20,505,000	17,964,288	7,729,521
Earnings per common unit, basic and diluted	$1.60	$1.58	$2.95